N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: July 31, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Annual Report | July 31, 2019

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 151 N. Franklin Street, Suite 575 Chicago, IL 60606

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund”, and collectively the “Funds”) for the year ended July 31, 2019. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

During the 12-month period, the U.S. economy continued to grow as economic activity rose at a moderate rate as noted by the Federal Open Market Committee (“FOMC”) in their July 2019 statement. However, financial markets saw increased volatility late in the period as the U.S.-China trade war and other geopolitical issues took center stage. The FOMC increased the federal funds rate twice early in the period taking the fed funds rate to 2.50% by the end of the 2018 calendar year, however due to increased uncertainties in early to mid-2019 the FOMC lowered the fed funds rate in their June meeting bringing it back to 2.25% by the end of the period.

Municipal Bond Market Recap

The municipal bond market posted strong returns during the period with nine straight months of positive returns to finish the year. Lower rated investment grade municipal bonds outperformed their higher rated counterparts, while intermediate maturity bonds outperformed shorter and longer maturity bonds during the period. Municipal bonds performed well as rates declined during the period on a more dovish tone from the Federal Reserve. Other factors contributing to positive performance for municipal bonds was strong demand and persistent net negative issuance, in which more municipal bonds are maturing or being called than are being issued.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of 5.69%*, 4.45%*, 5.65%*, 5.98%*, 5.90%*, and 5.10%* for Class A Shares and 5.86%*, 4.61%*, 5.81%*, 6.24%*, 6.16%*, and 5.47%* for Class I Shares respectively during the year ended July 31. This compares to the Morningstar Muni Single State Intermediate Category which returned 5.68% for the period. This compares to the Bloomberg Barclays Capital Municipal Index’s return of 7.28%. The Funds underperformed the index during the period due to having a lower duration than the index. Additionally, the index is unmanaged and it is not possible to invest directly in an unmanaged index.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $510,301 ($612,351 for married filing jointly) in 2019 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 1.52% falls to approximately 0.90% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that municipal bonds have provided for decades.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18%, 1.41%, 1.21%, 1.20%, 1.17%, and 1.32% respectively, for Class A, and 0.93%, 1.16%, 0.96%, 0.95%, 0.92%, and 1.09% respectively, for Class I. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively, for Class A and 0.73%, 0.73%, 0.73%, 0.73%, 0.73%, and 0.73%, respectively, for Class A. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A and 0.73% for Class I of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	5.69%	1.82%	2.75%	3.41%	4.07%
Class A With sales charge (2.50%)	3.05%	0.96%	2.23%	3.14%	3.98%
Class I Without sales charge	5.86%	N/A	N/A	N/A	3.48%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18% and 0.93%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	4.45%	0.95%	2.12%	2.93%	4.13%
Class A With sales charge (2.50%)	1.86%	0.10%	1.60%	2.68%	4.04%
Class I Without sales charge	4.61%	N/A	N/A	N/A	2.67%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.41% and 1.16%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	5.65%	1.61%	2.85%	3.41%	3.61%
Class A With sales charge (2.50%)	3.03%	0.75%	2.32%	3.15%	3.51%
Class I Without sales charge	5.81%	N/A	N/A	N/A	3.46%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.21% and 0.96%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	5.98%	1.70%	2.86%	3.77%	3.85%
Class A With sales charge (2.50%)	3.36%	0.84%	2.34%	3.50%	3.74%
Class I Without sales charge	6.24%	N/A	N/A	N/A	3.58%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20% and 0.95%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	5.90%	1.75%	2.77%	3.64%	3.81%
Class A With sales charge (2.50%)	3.28%	0.89%	2.25%	3.37%	3.68%
Class I Without sales charge	6.16%	N/A	N/A	N/A	2.00%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2019

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	5.10%	1.44%	2.66%	3.41%	3.87%
Class A With sales charge (2.50%)	2.46%	0.60%	2.15%	3.15%	3.74%
Class I Without sales charge	5.47%	N/A	N/A	N/A	1.76%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.32% and 1.09%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2019

General Obligation	33.9%
Health Care	20.0%
Pre-Refunded	17.8%
Utilities	14.2%
Other Revenue	9.5%
Cash Equivalents and Other	2.3%
Transportation	1.5%
Education	0.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2019

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.7%)

Education (0.8%)
Kansas Development Finance Authority 5.000% 09/01/2039	$200,000	$200,604
Kansas Development Finance Authority 5.000% 06/01/2027	250,000	267,390
		467,994
General Obligation (33.9%)
Allen County Unified School District No 257 3.000% 09/01/2038	1,000,000	1,009,240
City of Bonner Springs KS 3.000% 09/01/2044	1,060,000	1,070,865
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027	250,000	295,792
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028	250,000	293,257
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029	250,000	291,122
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030	250,000	289,920
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031	500,000	576,720
County of Clay KS 4.000% 10/01/2036	500,000	539,735
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	281,590
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040	3,000,000	3,469,590
Geary County Unified School District No 475 4.000% 09/01/2033	350,000	388,962
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/2036	500,000	544,220
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039	2,000,000	2,369,740
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	290,298
City of Junction City KS 5.000% 09/01/2025	5,000	5,007
Leavenworth County Unified School District No 453 4.000% 09/01/2037	650,000	718,101
Leavenworth County Unified School District No 458 5.000% 09/01/2029	500,000	570,810
Leavenworth County Unified School District No 469 4.000% 09/01/2030	320,000	339,072
County of Linn KS 3.000% 07/01/2036	1,100,000	1,118,271
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,845
Neosho County Unified School District No 413 4.000% 09/01/2031	250,000	268,835
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039	1,000,000	1,109,660
County of Scott KS 5.000% 04/01/2032	500,000	594,310
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,007
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	405,000	465,272
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2019	10,000	10,008
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2020	15,000	15,014
County of Seward KS 5.000% 08/01/2034	240,000	249,406
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034	500,000	561,300
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	94,761
City of South Hutchinson KS 4.000% 10/01/2038	355,000	382,995
City of Wichita KS 4.500% 09/01/2022	150,000	150,897
City of Wichita KS 4.750% 09/01/2027	180,000	181,098
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,226,170
		19,787,890
Health Care (20.0%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,116,053
Ashland Public Building Commission 5.000% 09/01/2035	500,000	541,080
Ashland Public Building Commission 5.000% 09/01/2032	550,000	610,681
Kansas Development Finance Authority 5.000% 06/15/2039	1,000,000	1,001,560
Kansas Development Finance Authority 5.000% 01/01/2040	65,000	65,824
Kansas Development Finance Authority 5.150% 11/15/2023	245,000	248,067
Kansas Development Finance Authority 5.250% 11/15/2024	245,000	248,398
Kansas Development Finance Authority 5.500% 11/15/2029	95,000	96,224
Kansas Development Finance Authority 5.000% 03/01/2028	755,000	771,384
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	108,169
City of Lawrence KS 5.000% 07/01/2043	1,500,000	1,768,155
City of Manhattan KS 5.000% 11/15/2023	250,000	280,503
City of Manhattan KS 5.000% 11/15/2024	250,000	280,315
City of Manhattan KS 5.000% 11/15/2029	500,000	552,035
City of Olathe KS 4.000% 09/01/2028	250,000	262,000
City of Olathe KS 4.000% 09/01/2030	295,000	308,042
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	534,395
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	575,505
University of Kansas Hospital Authority 4.000% 09/01/2048	1,000,000	1,078,330
University of Kansas Hospital Authority 5.000% 09/01/2048	1,000,000	1,192,970
		11,639,690
Other Revenue (9.5%)
Dickson County Public Building Commission 4.000% 08/01/2038	750,000	838,237
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	509,865
Kansas Development Finance Authority 5.000% 11/01/2034	500,000	504,585
Kansas Development Finance Authority 5.000% 05/01/2035	250,000	250,608
City of Manhattan KS 5.000% 12/01/2026	435,000	440,246
City of Manhattan KS 4.500% 12/01/2025	500,000	521,730
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,046,820
Topeka Public Building Commission 5.000% 06/01/2022	255,000	258,376
Washington County Public Building Commission 4.000% 09/01/2028	100,000	107,545
City of Wichita KS 4.000% 09/01/2038	1,000,000	1,076,990
		5,555,002
Pre-Refunded (17.8%)
Dickinson County Unified School District No 473 Chapman 5.000% 09/01/2027	325,000	326,072
Dickinson County Unified School District No 473 Chapman 4.400% 09/01/2029	100,000	100,281
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2023	375,000	376,230
Douglas County Unified School District No 491 Eudora 5.125% 09/01/2029	250,000	250,845
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	135,000	151,307
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	140,000	156,911
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	115,000	128,854
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	110,000	123,252
City of Junction City KS 4.250% 09/01/2021	100,000	100,267
City of Junction City KS 4.400% 09/01/2022	100,000	100,279
City of Junction City KS 4.500% 09/01/2023	100,000	100,287
Kansas Power Pool 5.000% 12/01/2031	750,000	787,672
Kansas Development Finance Authority 5.000% 01/01/2040	435,000	441,751
Kansas Development Finance Authority 5.150% 11/15/2023	5,000	5,054
Kansas Development Finance Authority 5.250% 11/15/2024	5,000	5,055
Kansas Development Finance Authority 5.500% 11/15/2029	5,000	5,059
*Leavenworth County Unified School District No 453 5.125% 03/01/2029	1,000,000	1,003,620
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	135,000	145,899
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	105,000	113,499
County of Neosho KS 4.000% 10/01/2023	500,000	502,220
City of Newton KS 5.000% 09/01/2021	100,000	100,328
City of Newton KS 4.750% 09/01/2029	435,000	436,335
City of Olathe KS 5.000% 09/01/2030	250,000	250,792
City of Olathe KS 4.000% 09/01/2030	150,000	158,452
City of Park City KS 5.100% 12/01/2020	200,000	202,760
City of Park City KS 5.500% 12/01/2024	100,000	101,512
City of Park City KS 6.000% 12/01/2029	500,000	508,390
City of Park City KS 5.375% 12/01/2025	250,000	253,567
County of Seward KS 5.000% 08/01/2034	260,000	270,377
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039	500,000	546,805
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	94,718
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	330,000	367,835
Washington County Public Building Commission 5.000% 09/01/2032	500,000	559,750
Washington County Public Building Commission 5.000% 09/01/2037	400,000	446,504
Washington County Public Building Commission 4.000% 09/01/2028	500,000	543,665
City of Wichita KS 5.000% 11/15/2029	300,000	324,855
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025	250,000	287,403
		10,378,462
Transportation (1.5%)
State of Kansas Department of Transportation 5.000% 09/01/2033	500,000	592,925
State of Kansas Department of Transportation 5.000% 09/01/2035	250,000	294,110
		887,035
Utilities (14.2%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,137,870
Kansas Municipal Energy Agency 5.000% 04/01/2030	250,000	294,533
Kansas Municipal Energy Agency 5.000% 04/01/2032	500,000	581,410
Kansas Municipal Energy Agency 5.000% 04/01/2033	745,000	863,641
Kansas Municipal Energy Agency 5.000% 04/01/2038	1,000,000	1,143,580
Kansas Municipal Energy Agency 5.000% 04/01/2035	300,000	345,714
Kansas Power Pool 4.500% 12/01/2028	500,000	518,480
Kansas Power Pool 4.000% 12/01/2031	500,000	556,045
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	267,060
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,377,537
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	578,575
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	606,470
		8,270,915

TOTAL MUNICIPAL BONDS (COST: $54,000,051)		$56,986,988

OTHER ASSETS LESS LIABILITIES (2.3%)		$1,362,116

NET ASSETS (100.0%)		$58,349,104

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of July 31, 2019 there were no such purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2019

Health Care	23.8%
Education	19.6%
General Obligation	14.6%
Pre-Refunded	13.9%
Housing	9.8%
Utilities	6.1%
Transportation	5.7%
Other Revenue	4.0%
Cash Equivalents and Other	2.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS July 31, 2019

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)

Education (19.6%)
Maine Educational Loan Authority 4.450% 12/01/2025	$100,000	$103,873
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	750,000	864,465
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	287,147
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	265,178
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	293,895
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,155,241
		2,969,799
General Obligation (14.6%)
City of Auburn ME 4.500% 09/01/2022	100,000	110,431
City of Biddeford ME 4.000% 10/01/2026	250,000	294,043
State of Maine 4.000% 06/01/2020	150,000	154,435
City of Portland ME 4.250% 05/01/2029	150,000	150,228
City of Portland ME 4.125% 10/01/2029	100,000	100,491
City of Portland ME 5.000% 08/01/2021	125,000	135,839
City of Portland ME 5.000% 08/01/2022	125,000	136,101
City of Saco ME 4.000% 04/01/2028	100,000	101,940
Town of Scarborough ME 4.000% 11/01/2028	100,000	110,384
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	112,106
*Maine School Administrative District No 28 4.000% 05/01/2036	500,000	560,265
City of Waterville ME 4.000% 07/01/2025	135,000	143,381
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	115,221
		2,224,865
Health Care (23.8%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	195,162
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	197,642
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	259,100
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	258,058
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,143,610
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	574,845
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	569,055
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	415,000	415,884
		3,613,356
Housing (9.8%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	454,740
Maine State Housing Authority 4.000% 11/15/2030	90,000	93,535
Maine State Housing Authority 4.000% 11/15/2044	500,000	522,540
Maine State Housing Authority 3.350% 11/15/2044	155,000	158,057
Maine State Housing Authority 5.000% 06/15/2024	250,000	258,608
		1,487,480
Other Revenue (4.0%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	211,864
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	131,574
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	141,483
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	119,768
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,009
		609,698
Pre-Refunded (13.9%)
Town of Gorham ME 4.000% 10/01/2023	100,000	103,755
Town of Gray ME 4.000% 10/15/2026	280,000	281,652
Town of Gray ME 4.000% 10/15/2027	280,000	281,652
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	51,820
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,319
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	10,388
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	17,305
*Maine Municipal Bond Bank 5.000% 09/01/2024	1,000,000	1,003,210
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	105,525
Maine School Administrative District No 51 4.250% 10/15/2029	250,000	251,597
		2,117,223
Transportation (5.7%)
Maine Turnpike Authority 4.000% 07/01/2032	250,000	270,553
City of Portland ME General Airport Revenue 5.250% 01/01/2035	250,000	253,262
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	110,995
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	114,306
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	113,939
		863,055
Utilities (6.1%)
Kennebunk Light & Power District 5.000% 08/01/2022	410,000	410,902
#Portland Water District 3.000% 11/01/2039	500,000	521,085
		931,987

TOTAL MUNICIPAL BONDS (COST: $14,192,316)		$14,817,463

OTHER ASSETS LESS LIABILITIES (2.5%)		$374,803

NET ASSETS (100.0%)		$15,192,266

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
#When-issued purchase as of July 31, 2019.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2019

General Obligation	31.1%
Utilities	31.0%
Education	9.9%
Pre-Refunded	9.5%
Health Care	9.3%
Cash Equivalents and Other	4.3%
Transportation	3.9%
Other Revenue	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2019

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.7%)

Education (9.9%)
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	$250,000	$269,055
University of Nebraska 5.000% 07/01/2035	1,500,000	1,762,155
University of Nebraska 5.000% 05/15/2035	500,000	585,785
University of Nebraska 5.000% 05/15/2033	250,000	297,565
University of Nebraska 4.000% 07/01/2024	250,000	250,607
University of Nebraska 5.000% 07/01/2042	1,000,000	1,077,630
University of Nebraska 5.000% 07/01/2038	250,000	275,428
		4,518,225
General Obligation (31.1%)
*Omaha School District 5.000% 12/15/2029	1,630,000	2,021,119
Elkhorn School District 4.000% 12/15/2034	300,000	330,834
Elkhorn School District 4.000% 12/15/2030	500,000	566,250
Elkhorn School District 4.000% 12/15/2034	500,000	570,890
Elkhorn School District 4.000% 12/15/2037	300,000	342,504
Douglas County School District No 59/NE 3.500% 06/15/2043	500,000	512,700
Hall County Airport Authority 5.000% 07/15/2030	410,000	438,540
Hall County Airport Authority 5.000% 07/15/2031	435,000	467,125
Grand Island Public Schools 5.000% 12/15/2033	500,000	578,550
Grand Island Public Schools 5.000% 12/15/2039	500,000	575,895
Knox County School District N0 576 4.000% 12/15/2038	590,000	631,099
#City of Lincoln NE 3.000% 12/01/2039	685,000	700,043
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	812,010
City of Omaha NE 5.000% 04/15/2027	955,000	1,180,437
City of Omaha NE 5.000% 04/15/2028	500,000	613,600
City of Omaha NE 3.750% 01/15/2038	500,000	538,095
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,018,200
Polk County School District No 19 3.000% 06/15/2039	455,000	455,327
Gretna Public Schools 5.000% 12/15/2035	250,000	293,595
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	296,795
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,308,650
		14,252,258
Health Care (9.3%)
Douglas County Hospital Authority No 2 5.500% 01/01/2030	500,000	508,400
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	242,584
Hospital Authority No 1 of Lancaster County 5.500% 01/01/2030	250,000	254,200
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	271,415
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	271,415
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	271,632
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	264,398
Madison County Hospital Authority No 1 5.000% 07/01/2031	500,000	569,690
Madison County Hospital Authority No 1 5.000% 07/01/2032	335,000	380,490
Madison County Hospital Authority No 1 5.000% 07/01/2033	450,000	510,291
Madison County Hospital Authority No 1 5.000% 07/01/2034	215,000	244,438
Sarpy County Hospital Authority No 1 5.500% 01/01/2030	500,000	508,400
		4,297,353
Other Revenue (1.0%)
Papillion Municipal Facilities Corp 3.000% 12/15/2034	435,000	445,231
		445,231
Pre-refunded (9.5%)
County of Douglas NE 5.500% 07/01/2030	350,000	364,136
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,565,550
City of Lincoln NE 5.500% 08/15/2031	500,000	531,890
City of Omaha NE 5.000% 10/15/2025	45,000	45,355
City of Omaha NE 5.000% 10/15/2025	205,000	206,615
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,097,860
University of Nebraska 4.500% 05/15/2030	250,000	256,495
University of Nebraska 5.000% 05/15/2035	275,000	283,220
		4,351,121
Transportation (3.9%)
Omaha Airport Authority 5.000% 12/15/2027	500,000	613,330
Omaha Airport Authority 5.000% 12/15/2036	1,000,000	1,183,220
		1,796,550
Utilities (31.0%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,172,560
Central Plains Energy Project 5.250% 09/01/2037	500,000	545,755
Central Plains Energy Project 5.000% 09/01/2042	500,000	547,375
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	112,168
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	287,692
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	533,580
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,100,820
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	308,187
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	444,604
City of Lincoln NE Water Revenue 4.000% 08/15/2025	250,000	250,605
City of Lincoln NE Water Revenue 4.500% 08/15/2034	250,000	250,562
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	273,432
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	549,335
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	109,333
Nebraska Public Power District 5.000% 01/01/2041	250,000	291,725
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,757,281
Nebraska Public Power District 5.000% 01/01/2030	500,000	547,135
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	292,158
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	294,098
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	584,475
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	275,903
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	292,568
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	533,786
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	446,204
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	404,471
		14,205,812

TOTAL MUNICIPAL BONDS (COST: $41,645,296)		$43,866,550

OTHER ASSETS LESS LIABILITIES (4.3%)		$1,997,081

NET ASSETS (100.0%)		$45,863,631

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
#When-issued purchase as of July 31, 2019.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2019

Other Revenue	25.1%
Utilities	22.5%
Education	14.9%
Transportation	14.4%
Pre-Refunded	7.9%
Health Care	6.3%
General Obligation	4.8%
Housing	2.1%
Cash Equivalents and Other	2.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2019

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (14.9%)
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	$630,000	$643,129
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	769,313
Oklahoma Development Finance Authority 4.400% 12/01/2029	250,000	252,530
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	571,655
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	292,337
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	574,440
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	569,670
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	307,776
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	316,886
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	332,368
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	342,329
University of Oklahoma/The 5.000% 07/01/2037	290,000	312,559
University of Oklahoma/The 5.000% 07/01/2036	500,000	582,790
University of Oklahoma/The 4.000% 07/01/2040	650,000	705,289
University of Oklahoma/The 5.000% 07/01/2038	500,000	582,485
		7,155,556
General Obligation (4.8%)
City of Broken Arrow OK 4.000% 12/01/2037	605,000	666,159
City of Broken Arrow OK 4.000% 12/01/2038	610,000	670,085
City of Broken Arrow OK 4.125% 08/01/2031	180,000	189,092
City of Midwest City OK 3.000% 06/01/2041	500,000	502,815
City of Perkins OK 3.000% 06/01/2033	125,000	129,300
City of Perkins OK 3.000% 06/01/2034	115,000	118,455
		2,275,906
Health Care (6.3%)
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	424,428
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	292,262
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	268,983
Oklahoma Development Finance Authority 5.000% 08/15/2029	345,000	418,968
Oklahoma Development Finance Authority 5.000% 08/15/2033	175,000	205,371
Oklahoma Development Finance Authority 4.000% 08/15/2048	825,000	897,353
Oklahoma Development Finance Authority 5.000% 07/01/2035	250,000	273,567
Tulsa County Industrial Authority 4.600% 02/01/2035	250,000	253,325
		3,034,257
Housing (2.1%)
#Oklahoma Housing Finance Agency 3.000% 09/01/2039	1,000,000	1,000,190
		1,000,190
Other Revenue (25.1%)
Caddo County Governmental Building Authority 5.000% 09/01/2040	1,010,000	1,161,450
Elk City Industrial Authority 3.000% 05/01/2034	1,050,000	1,060,374
Elk City Industrial Authority 3.000% 05/01/2039	425,000	423,725
Grady County School Finance Authority 5.000% 09/01/2032	370,000	452,306
Leflore County Public Facility Authority 3.000% 12/01/2032	500,000	517,545
City of Oklahoma City OK 5.000% 03/01/2032	250,000	256,215
City of Oklahoma City OK 5.000% 03/01/2034	500,000	510,535
City of Oklahoma City OK 5.000% 03/01/2033	250,000	255,510
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	421,540
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	479,244
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	744,769
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	269,302
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	968,233
Oklahoma Development Finance Authority 4.000% 06/01/2038	725,000	810,318
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035	530,000	659,103
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045	500,000	548,940
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043	500,000	536,585
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	538,195
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	268,820
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	532,745
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	600,308
		12,015,762
Pre-refunded (7.9%)
Collinsville Municipal Authority 5.000% 03/01/2035	275,000	281,837
Collinsville Municipal Authority 5.000% 03/01/2040	250,000	256,215
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,063,700
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	274,110
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	264,102
Pawnee County Public Programs Authority 4.875% 02/01/2030	145,000	147,759
*Rogers County Industrial Development Authority 4.900% 04/01/2035	500,000	512,610
		3,800,333
Transportation (14.4%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	855,104
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,067,320
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	264,805
Oklahoma Turnpike Authority 4.000% 01/01/2042	1,000,000	1,093,390
Oklahoma Turnpike Authority 4.000% 01/01/2038	100,000	109,480
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	448,913
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	245,493
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	262,231
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	384,843
Tulsa Airports Improvement Trust 4.000% 06/01/2035	1,355,000	1,476,787
Tulsa Airports Improvement Trust 4.000% 06/01/2036	145,000	157,424
Tulsa Parking Authority 4.000% 07/01/2025	500,000	525,940
		6,891,730
Utilities (22.5%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	807,893
Clinton Public Works Authority 4.000% 12/01/2039	500,000	535,065
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,097,110
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	261,278
Miami Special Utility Authority 4.000% 12/01/2036	500,000	553,010
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,128,660
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	268,715
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	117,416
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	189,584
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	785,000	867,119
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	153,608
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	161,754
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	294,677
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	581,315
Oklahoma Water Resources Board 4.000% 10/01/2043	830,000	916,245
Oklahoma Water Resources Board 4.000% 10/01/2048	850,000	932,535
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	101,220
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	841,575
		10,808,779

TOTAL MUNICIPAL BONDS (COST: $44,539,958)		$46,982,513

OTHER ASSETS LESS LIABILITIES (2.0%)		$971,752

NET ASSETS (100.0%)		$47,954,265

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
#When-issued purchase as of July 31, 2019.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS July 31, 2019

General Obligation	35.3%
Health Care	17.8%
Other Revenue	12.4%
Housing	8.5%
Education	6.9%
Utilities	6.2%
Pre-Refunded	5.0%
Transportation	3.6%
Cash Equivalents and Other	4.3%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2019

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.7%)

Education (6.9%)
*Montana State Board of Regents 4.000% 05/15/2025	$2,000,000	$2,170,400
Montana State Board of Regents 4.000% 05/15/2026	1,145,000	1,234,321
Montana State Board of Regents 4.000% 11/15/2025	500,000	547,910
Montana State Board of Regents 5.000% 11/15/2025	500,000	584,460
Montana State Board of Regents 5.000% 11/15/2030	240,000	277,071
		4,814,162
General Obligation (35.3%)
City of Bozeman MT 4.000% 07/01/2028	540,000	604,778
City & County of Butte Silver Bow MT 4.000% 07/01/2030	225,000	256,540
City & County of Butte Silver Bow MT 4.000% 07/01/2032	240,000	268,975
City & County of Butte Silver Bow MT 4.500% 07/01/2034	850,000	982,692
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031	700,000	810,712
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039	455,000	564,000
Gallatin County School District No 72 Ophir 3.500% 07/01/2023	555,000	578,915
Gallatin County School District No 72 Ophir 3.750% 07/01/2024	645,000	673,561
Gallatin County School District No 72 Ophir 4.000% 07/01/2025	420,000	439,853
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032	610,000	680,931
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033	260,000	289,416
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	464,796
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	602,922
Missoula High School District No 1 4.000% 07/01/2032	275,000	311,036
Hellgate School District No 4 5.000% 06/15/2028	500,000	625,315
Hellgate School District No 4 5.000% 06/15/2029	500,000	621,450
Hellgate School District No 4 5.000% 06/15/2030	500,000	618,125
City of Missoula MT 4.000% 07/01/2031	250,000	280,992
*Missoula County Elementary School District No 1 4.000% 07/01/2032	500,000	557,975
Missoula County Elementary School District No 1 4.000% 07/01/2033	750,000	844,620
State of Montana 4.000% 08/01/2023	385,000	431,624
State of Montana 4.000% 08/01/2026	855,000	971,725
State of Montana 4.000% 08/01/2027	480,000	542,290
County of Ravalli MT 4.250% 07/01/2027	150,000	150,305
County of Ravalli MT 4.350% 07/01/2028	155,000	155,313
County of Ravalli MT 4.400% 07/01/2029	165,000	165,332
County of Ravalli MT 4.250% 07/01/2030	755,000	839,235
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038	250,000	282,593
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039	250,000	281,658
Silver Bow County School District No 1 4.000% 07/01/2038	1,960,000	2,199,061
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039	300,000	371,550
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037	530,000	613,714
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039	275,000	316,060
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	498,461
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	595,760
Yellowstone County School District No 2 Billings 5.000% 06/15/2026	515,000	606,073
Yellowstone County School District No 2 Billings 5.000% 06/15/2027	1,000,000	1,172,180
Yellowstone County School District No 2 Billings 5.000% 06/15/2031	350,000	414,309
Yellowstone County School District No 2 Billings 5.000% 06/15/2032	435,000	512,730
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037	1,000,000	1,226,770
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038	1,000,000	1,215,020
		24,639,367
Health Care (17.8%)
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,072,570
*Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,430,247
Montana Facility Finance Authority 4.750% 07/01/2025	380,000	398,278
Montana Facility Finance Authority 5.000% 07/01/2032	1,000,000	1,196,470
Montana Facility Finance Authority 5.000% 07/01/2033	1,000,000	1,191,120
Montana Facility Finance Authority 4.750% 01/01/2040	705,000	713,530
Montana Facility Finance Authority 4.500% 01/01/2024	1,000,000	1,012,770
Montana Facility Finance Authority 5.000% 01/01/2024	400,000	406,372
Montana Facility Finance Authority 5.000% 08/15/2048	500,000	592,545
Montana Facility Finance Authority 5.000% 06/01/2028	1,015,000	1,194,970
Montana Facility Finance Authority 5.000% 06/01/2029	915,000	1,084,302
Montana Facility Finance Authority 5.000% 06/01/2035	425,000	517,693
Montana Facility Finance Authority 5.000% 06/01/2036	700,000	848,197
County of Yellowstone MT 4.000% 10/01/2029	710,000	793,965
		12,453,029
Housing (8.5%)
Montana Board of Housing 3.000% 12/01/2023	75,000	75,999
Montana Board of Housing 3.150% 06/01/2024	295,000	300,192
Montana Board of Housing 3.150% 12/01/2024	105,000	107,477
Montana Board of Housing 3.350% 06/01/2025	135,000	138,816
Montana Board of Housing 3.875% 12/01/2023	165,000	172,809
Montana Board of Housing 4.050% 06/01/2024	150,000	160,289
Montana Board of Housing 4.050% 12/01/2024	425,000	454,703
Montana Board of Housing 4.650% 12/01/2028	230,000	245,672
*Montana Board of Housing 4.700% 12/01/2026	600,000	615,672
Montana Board of Housing 4.850% 06/01/2028	280,000	285,939
Montana Board of Housing 3.100% 06/01/2021	320,000	327,037
Montana Board of Housing 3.400% 12/01/2033	500,000	521,375
Montana Board of Housing 3.250% 12/01/2044	1,500,000	1,506,765
Montana Board of Housing 3.800% 12/01/2038	1,000,000	1,049,210
		5,961,955
Other Revenue (12.4%)
City of Billings MT 5.500% 07/01/2026	275,000	284,523
City of Billings MT 4.700% 07/01/2021	40,000	40,111
City of Billings MT 4.800% 07/01/2022	70,000	70,209
City of Billings MT 4.375% 07/01/2029	490,000	516,205
*City of Billings MT 5.000% 07/01/2033	900,000	955,134
City of Billings MT 5.000% 07/01/2032	710,000	834,002
City of Bozeman MT 4.950% 07/01/2028	200,000	202,438
City & County of Butte Silver Bow MT 5.000% 07/01/2021	410,000	424,104
Gallatin County Rural Improvement District 5.500% 07/01/2025	470,000	471,241
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,002,320
City of Great Falls MT 5.550% 07/01/2029	275,000	282,334
City of Kalispell MT 5.000% 07/01/2033	500,000	612,510
City of Livingston MT 4.000% 07/01/2034	525,000	567,961
Madison County Rural Improvement District 5.500% 07/01/2025	610,000	611,360
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,660
City of Missoula MT 4.750% 07/01/2027	120,000	120,176
City of Missoula MT 6.000% 07/01/2030	200,000	206,070
City of Missoula MT 5.125% 07/01/2026	125,000	125,335
Montana Facility Finance Authority 6.300% 10/01/2020	350,000	350,746
		8,678,439
Pre-refunded 5.0%)
Montana Facility Finance Authority 5.250% 06/01/2030	660,000	681,305
Montana Facility Finance Authority 5.125% 06/01/2026	1,000,000	1,036,350
Montana Facility Finance Authority 5.500% 01/01/2025	575,000	610,799
Montana Facility Finance Authority 5.750% 01/01/2031	815,000	868,594
Montana State Board of Regents 5.000% 11/15/2023	250,000	272,553
		3,469,601
Transportation (3.6%)
City of Billings MT Airport Revenue 5.000% 07/01/2020	235,000	241,564
Missoula Parking Commission 4.000% 10/01/2026	835,000	926,466
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,266
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,242
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,836
Missoula Special Improvement Districts/MT 4.625% 07/01/2023	240,000	245,191
Missoula Special Improvement Districts/MT 5.250% 07/01/2027	240,000	246,197
Missoula Special Improvement Districts/MT 5.500% 07/01/2031	235,000	240,859
		2,476,621
Utilities (6.2%)
City of Billings MT 5.000% 07/01/2031	260,000	322,369
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039	1,510,000	1,612,589
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	239,168
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	248,832
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028	250,000	285,367
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029	250,000	282,480
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033	250,000	280,808
*City of Forsyth MT 5.000% 05/01/2033	1,000,000	1,048,600
		4,320,213

TOTAL MUNICPAL BONDS (COST: $63,297,519)		$66,813,387

OTHER ASSETS LESS LIABILITIES (4.3%)		$3,011,233

NET ASSETS (100.0%)		$69,824,620

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of July 31, 2018 there were no such purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS July 31, 2019

Health Care	25.6%
General Obligation	22.1%
Other Revenue	21.3%
Utilities	9.0%
Education	6.9%
Pre-Refunded	5.6%
Transportation	5.1%
Cash Equivalents and Other	2.5%
Housing	1.9%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2019

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)

Education (6.9%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025	$415,000	$472,498
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028	365,000	405,792
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033	500,000	543,790
University of North Dakota 5.000% 04/01/2024	250,000	275,758
		1,697,838
General Obligation (22.1%)
Bismarck Public School District No 1 4.000% 05/01/2026	750,000	811,185
Dickinson Public School District No 1 4.000% 08/01/2034	400,000	439,080
City of Fargo ND 4.000% 05/01/2023	300,000	316,470
City of Grand Forks ND 4.000% 12/01/2039	470,000	523,237
City of Grand Forks ND 4.500% 05/01/2032	240,000	267,386
City of Horace ND 4.250% 05/01/2035	340,000	362,321
Mandan Public School District No 1 3.125% 08/01/2024	200,000	212,956
City of Minot ND Airport Revenue 3.500% 10/01/2025	570,000	606,087
City of Minot ND Airport Revenue 4.000% 10/01/2028	355,000	378,888
#Nesson Public School District No 2 4.000% 08/01/2039	500,000	545,355
*West Fargo Public School District No 6 4.000% 05/01/2023	500,000	528,260
City of Williston ND 4.000% 05/01/2035	200,000	210,686
City of Williston ND 4.000% 05/01/2038	230,000	241,258
		5,443,169
Health Care (25.6%)
County of Cass ND 5.000% 02/15/2033	445,000	516,965
County of Cass ND 4.125% 02/15/2037	595,000	640,363
*County of Cass ND 4.250% 02/15/2043	1,290,000	1,383,886
City of Fargo ND 5.500% 11/01/2020	500,000	530,055
City of Fargo ND 6.000% 11/01/2028	500,000	558,240
City of Grand Forks ND 5.000% 12/01/2022	500,000	541,930
City of Grand Forks ND 4.000% 12/01/2027	400,000	418,232
City of Grand Forks ND 5.000% 12/01/2032	250,000	265,378
City of Grand Forks ND 5.125% 12/01/2025	250,000	272,043
City of Grand Forks ND 3.000% 12/01/2020	$135,000	$135,930
City of Langdon ND 6.200% 01/01/2025	155,000	155,344
North Dakota Housing Finance Agency 3.500% 07/01/2035	750,000	780,330
County of Ward ND 5.000% 06/01/2053	100,000	111,148
		6,309,844
Housing (1.9%)
North Dakota Housing Finance Agency 3.650% 01/01/2020	60,000	60,422
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	153,297
North Dakota Housing Finance Agency 3.550% 07/01/2033	250,000	261,763
		475,482
Other Revenue (21.3%)
Barnes County North Public School District Building Authority 4.000% 05/01/2022	250,000	259,492
Bismarck Parks & Recreation District 3.500% 04/01/2025	280,000	280,339
Bismarck Parks & Recreation District 3.650% 04/01/2027	295,000	295,316
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032	400,000	421,100
City of Grand Forks ND 5.000% 12/15/2028	250,000	300,790
Jamestown Park District/ND 4.000% 07/01/2032	500,000	539,895
Jamestown Park District/ND 4.000% 07/01/2033	345,000	371,030
*City of Mandan ND 4.000% 09/01/2034	500,000	536,715
Minot Park District 3.750% 12/01/2038	435,000	462,627
North Dakota Public Finance Authority 5.000% 06/01/2020	40,000	40,070
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,367
North Dakota Public Finance Authority 6.000% 06/01/2034	200,000	200,238
North Dakota Public Finance Authority 4.500% 06/01/2026	400,000	425,336
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	432,676
North Dakota Public Finance Authority 4.000% 06/01/2028	265,000	291,927
North Dakota Public Finance Authority 5.000% 06/01/2028	130,000	154,558
		5,252,476
Pre-refunded (5.6%)
County of Burleigh ND 5.000% 07/01/2022	300,000	335,796
County of Burleigh ND 4.500% 07/01/2032	250,000	274,185
County of Burleigh ND 5.000% 07/01/2035	500,000	535,790
Grand Forks Regional Airport Authority 4.500% 06/01/2028	230,000	243,676
		1,389,447
Transportation (5.1%)
Grand Forks Regional Airport Authority 4.600% 06/01/2024	350,000	350,802
Grand Forks Regional Airport Authority 5.000% 06/01/2029	500,000	501,015
Grand Forks Regional Airport Authority 4.500% 06/01/2028	370,000	389,610
		1,241,427
Utilities (9.0%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	495,569
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	675,763
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	265,262
*County of McLean ND 4.875% 07/01/2026	750,000	772,313
		2,208,907

TOTAL MUNICIPAL BONDS (COST: $22,846,326)		$24,018,590

OTHER ASSETS LESS LIABILITIES (2.5%)		$621,399

NET ASSETS (100.0%)		$24,639,989

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
#When-issued purchase as of July 31, 2019.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2019

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$54,000,051	$14,192,316	$41,645,296

Investments in securities, at value	$56,986,988	$14,817,463	$43,866,550
Cash and cash equivalents	580,623	797,930	2,326,620
Receivable for Fund shares sold	0	0	45,032
Accrued interest receivable	841,570	115,921	386,055
Prepaid expenses	1,055	1,514	1,307
Total assets	$58,410,236	$15,732,828	$46,625,564

LIABILITIES
Payable for securities purchased	$0	$520,170	$699,625
Payable for Fund shares redeemed	14,095	7,806	20,687
Dividends payable	28,030	5,706	27,032
Trustees’ fees payable	3,672	982	2,767
Payable to affiliates	924	309	924
Accrued expenses	14,411	5,589	10,898
Total liabilities	$61,132	$540,562	$761,933

NET ASSETS	$58,349,104	$15,192,266	$45,863,631

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$55,972,983	$14,967,468	$44,358,379
Distributable earnings	2,376,121	224,798	1,505,252

NET ASSETS	$58,349,104	$15,192,266	$45,863,631

Net Assets - Class A	$52,936,456	$14,621,977	$44,792,824
Net Assets - Class I	$5,412,648	$570,289	$1,070,807
Shares outstanding - Class A	4,888,283	1,347,728	4,235,275
Shares outstanding - Class I	499,592	52,550	101,285
Net asset value per share - Class A*	$10.83	$10.85	$10.58
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$11.11	$11.13	$10.85
Net asset value per share - Class I	$10.83	$10.85	$10.57

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2019

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$44,539,958	$63,297,519	$22,846,326

Investments in securities, at value	$46,982,513	$66,813,387	$24,018,590
Cash and cash equivalents	1,308,984	2,402,375	952,619
Receivable for Fund shares sold	249,008	251,886	5,005
Accrued interest receivable	526,006	433,548	227,999
Prepaid expenses	988	2,485	1,883
Total assets	$49,067,499	$69,903,681	$25,206,096

LIABILITIES
Payable for securities purchased	$1,000,000	$0	$544,605
Payable for Fund shares redeemed	72,329	24,199	2,855
Dividends payable	26,683	33,160	9,113
Trustees’ fees payable	2,775	4,294	1,522
Payable to affiliates	800	1,338	453
Accrued expenses	10,647	16,070	7,559
Total liabilities	$1,113,234	$79,061	$566,107

NET ASSETS	$47,954,265	$69,824,620	$24,639,989

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$45,953,761	$69,366,454	$24,286,991
Distributable earnings	2,000,504	458,166	352,998

NET ASSETS	$47,954,265	$69,824,620	$24,639,989

Net Assets - Class A	$44,534,202	$60,520,054	$22,507,737
Net Assets - Class I	$3,420,063	$9,304,566	$2,132,252
Shares outstanding - Class A	3,754,239	5,947,134	2,182,056
Shares outstanding - Class I	288,051	914,236	206,641
Net asset value per share - Class A*	$11.86	$10.18	$10.31
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$12.16	$10.44	$10.57
Net asset value per share - Class I	$11.87	$10.18	$10.32

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2019

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,151,312	$534,914	$1,445,994
Total investment income	$2,151,312	$534,914	$1,445,994

EXPENSES
Investment advisory fees	$289,243	$79,093	$218,512
Distribution (12b-1) fees - Class A	134,444	38,136	107,841
Transfer agent fees	75,419	24,983	58,444
Administrative service fees	116,988	58,146	97,183
Professional fees	14,077	6,750	11,619
Reports to shareholders	3,928	1,091	2,144
License, fees, and registrations	1,900	2,579	3,403
Audit fees	9,650	2,624	7,287
Trustees’ fees	6,127	1,672	4,629
Transfer agent out-of-pockets	4,682	1,358	3,608
Custodian fees	6,814	2,122	5,057
Legal fees	7,012	1,890	5,291
Insurance expense	1,373	501	1,050
Total expenses	$671,657	$220,945	$526,068
Less expenses waived or reimbursed (See Note 7)	(114,940)	(67,351)	(99,152)
Total net expenses	$556,717	$153,594	$426,916

NET INVESTMENT INCOME (LOSS)	$1,594,595	$381,320	$1,019,078

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(7,050)	$(15,185)	$9,395
Net change in unrealized appreciation (depreciation) of investments	1,590,584	291,075	1,314,501
Net realized and unrealized gain (loss) on investments	$1,583,534	$275,890	$1,323,896

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,178,129	$657,210	$2,342,974

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2019

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$1,476,838	$2,404,674	$856,388
Total investment income	$1,476,838	$2,404,674	$856,388

EXPENSES
Investment advisory fees	$214,346	$341,139	$118,543
Distribution (12b-1) fees - Class A	101,284	149,999	55,966
Transfer agent fees	57,444	87,874	34,451
Administrative service fees	96,017	131,518	69,192
Professional fees	11,558	19,068	11,573
Reports to shareholders	1,835	3,577	1,827
License, fees, and registrations	2,072	2,627	3,377
Audit fees	7,171	11,366	3,963
Trustees’ fees	4,548	7,222	2,514
Transfer agent out-of-pockets	2,706	4,849	2,594
Custodian fees	4,694	8,244	3,020
Legal fees	5,222	8,242	2,888
Insurance expense	998	1,645	602
Total expenses	$509,895	$777,370	$310,510
Less expenses waived or reimbursed (See Note 7)	(95,678)	(129,386)	(81,483)
Total net expenses	$414,217	$647,984	$229,027

NET INVESTMENT INCOME (LOSS)	$1,062,621	$1,756,690	$627,361

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(150,092)	$(72,164)	$10,541
Net change in unrealized appreciation (depreciation) of investments	1,605,961	2,186,742	563,689
Net realized and unrealized gain (loss) on investments	$1,455,869	$2,114,578	$574,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,518,490	$3,871,268	$1,201,591

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets* For the year ended July 31, 2019

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,594,595	$381,320	$1,019,078
Net realized gain (loss) from investment transactions	(7,050)	(15,185)	9,395
Net change in unrealized appreciation (depreciation) of investments	1,590,584	291,075	1,314,501
Net increase (decrease) in net assets resulting from operations	$3,178,129	$657,210	$2,342,974

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,470,533)	$(366,278)	$(1,004,458)
Distributions - Class I	(121,238)	(15,037)	(14,566)
Total distributions	$(1,591,771)	$(381,315)	$(1,019,024)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,015,498	$910,968	$3,849,230
Proceeds from sale of shares - Class I	2,623,930	373,010	839,295
Proceeds from reinvested dividends - Class A	1,207,656	295,993	701,590
Proceeds from reinvested dividends - Class I	38,737	14,228	11,230
Cost of shares redeemed - Class A	(9,221,320)	(4,588,284)	(6,241,497)
Cost of shares redeemed - Class I	(218,204)	(156,940)	(8,227)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,553,703)	$(3,151,025)	$(848,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(967,345)	$(2,875,130)	$475,571
NET ASSETS, BEGINNING OF PERIOD	59,316,449	18,067,396	45,388,060
NET ASSETS, END OF PERIOD	$58,349,104	$15,192,266	$45,863,631

* Distributions to shareholders have been reclassified and Accumulated undistributed net investment income has been removed to conform with the amended GAAP presentation under Regulation S-X (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets* For the year ended July 31, 2019

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,062,621	$1,756,690	$627,361
Net realized gain (loss) from investment transactions	(150,092)	(72,164)	10,541
Net change in unrealized appreciation (depreciation) of investments	1,605,961	2,186,742	563,689
Net increase (decrease) in net assets resulting from operations	$2,518,490	$3,871,268	$1,201,591

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(998,724)	$(1,526,346)	$(587,871)
Distributions - Class I	(64,275)	(229,781)	(38,282)
Total distributions	$(1,062,999)	$(1,756,127)	$(626,153)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,778,668	$4,762,280	$1,872,549
Proceeds from sale of shares - Class I	2,557,478	3,899,627	1,187,139
Proceeds from reinvested dividends - Class A	682,605	1,261,278	479,386
Proceeds from reinvested dividends - Class I	52,809	88,318	31,657
Cost of shares redeemed - Class A	(5,640,750)	(10,266,656)	(3,289,829)
Cost of shares redeemed - Class I	(282,537)	(2,586,977)	(46,392)
Net increase (decrease) in net assets resulting from capital share transactions	$4,148,273	$(2,842,130)	$234,510

TOTAL INCREASE (DECREASE) IN NET ASSETS	$5,603,764	$(726,989)	$809,948
NET ASSETS, BEGINNING OF PERIOD	42,350,501	70,551,609	23,830,041
NET ASSETS, END OF PERIOD	$47,954,265	$69,824,620	$24,639,989

* Distributions to shareholders have been reclassified and Accumulated undistributed net investment income has been removed to conform with the amended GAAP presentation under Regulation S-X (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2018

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,627,960	$426,278	$1,117,491
Net realized gain (loss) from investment transactions	(137,630)	(12,711)	26,731
Net change in unrealized appreciation (depreciation) of investments	(1,311,083)	(405,551)	(948,194)
Net increase (decrease) in net assets resulting from operations	$179,247	$8,016	$196,028

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,606,596)	$(418,250)	$(1,116,640)
Net investment income - Class I+	(20,406)	(6,541)	(671)
Total distributions	$(1,627,002)	$(424,791)	$(1,117,311)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$5,420,737	$1,149,545	$1,693,419
Proceeds from sale of shares - Class I +	2,879,395	481,557	285,932
Proceeds from reinvested dividends - Class A	1,200,642	347,531	778,996
Proceeds from reinvested dividends - Class I +	7,836	5,218	481
Cost of shares redeemed - Class A	(10,477,690)	(3,157,383)	(6,463,663)
Cost of shares redeemed - Class I +	(41,998)	(153,756)	(80,495)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,011,078)	$(1,327,288)	$(3,785,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,458,833)	$(1,744,063)	$(4,706,613)
NET ASSETS, BEGINNING OF PERIOD	61,775,282	19,811,459	50,094,673
NET ASSETS, END OF PERIOD	$59,316,449	$18,067,396	$45,388,060

Accumulated undistributed net investment income	$8,280	$18,006	$1,290

+ Class I operations commenced on November 1, 2017.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the period/year ended July 31, 2018

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund*	Fund For MT^	Fund For ND^
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,030,855	$1,050,409	$352,453
Net realized gain (loss) from investment transactions	(107,098)	(263,793)	(17,437)
Net change in unrealized appreciation (depreciation) of investments	(945,588)	(1,382,278)	(442,240)
Net increase (decrease) in net assets resulting from operations	$(21,831)	$(595,662)	$(107,224)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,021,728)	$(944,426)	$(339,390)
Net investment income - Class I+	(9,066)	(105,873)	(12,353)
Total distributions	$(1,030,794)	$(1,050,299)	$(351,743)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$2,336,830	$2,769,242	$1,881,712
Proceeds from sale of shares - Class I +	1,030,157	2,934,014	300,032
Proceeds from reinvested dividends - Class A	639,407	736,221	255,272
Proceeds from reinvested dividends - Class I +	7,328	48,904	10,501
Cost of shares redeemed - Class A	(7,937,619)	(8,056,170)	(2,328,498)
Cost of shares redeemed - Class I +	(47,012)	(420,383)	(27,591)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,970,909)	$(1,988,172)	$91,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,023,534)	$(3,634,133)	$(367,539)
NET ASSETS, BEGINNING OF PERIOD	47,374,035	74,185,742	24,197,580
NET ASSETS, END OF PERIOD	$42,350,501	$70,551,609	$23,830,041

Accumulated undistributed net investment income	$7	$6,205	$8,039

* Year ended July 31, 2018.
^ Seven months ended July 31, 2018.
+ Class I operations commenced on November 1, 2017 for Oklahoma Municipal Fund.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended December 31, 2017

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,841,230	$651,461
Net realized gain (loss) from investment transactions	(388,203)	12,516
Net change in unrealized appreciation (depreciation) on investments	1,446,092	155,303
Net increase (decrease) in net assets resulting from operations	$2,899,119	$819,280

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,741,882)	$(636,887)
Net investment income - Class I	(96,666)	(13,406)
Total distributions	$(1,838,548)	$(650,293)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,992,434	$3,014,897
Proceeds from sale of shares - Class I	4,955,361	299,947
Proceeds from reinvested dividends - Class A	1,174,851	479,025
Proceeds from reinvested dividends - Class I	44,625	10,039
Cost of shares redeemed - Class A	(16,067,897)	(5,498,565)
Cost of shares redeemed - Class I	(665,065)	(48,007)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,565,691)	$(1,742,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,505,120)	$(1,573,677)
NET ASSETS, BEGINNING OF PERIOD	$76,690,862	$25,771,257
NET ASSETS, END OF PERIOD	$74,185,742	$24,197,580

Accumulated undistributed net investment income	$6,095	$7,329

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2019:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$56,986,988	$0	$56,986,988
	Total	$0	$56,986,988	$0	$56,986,988

ME Muni Fund	Municipal Bonds	$0	$14,817,463	$0	$14,817,463
	Total	$0	$14,817,463	$0	$14,817,463

NE Muni Fund	Municipal Bonds	$0	$43,866,550	$0	$43,866,550
	Total	$0	$43,866,550	$0	$43,866,550

OK Muni Fund	Municipal Bonds	$0	$46,982,513	$0	$46,982,513
	Total	$0	$46,982,513	$0	$46,982,513

Tax-Free	Municipal Bonds	$0	$66,813,387	$0	$66,813,387
Fund for MT	Total	$0	$66,813,387	$0	$66,813,387

Tax-Free	Municipal Bonds	$0	$24,018,590	$0	$24,018,590
Fund for ND	Total	$0	$24,018,590	$0	$24,018,590

The Funds did not hold any Level 3 assets during the year ended July 31, 2019.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2019, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$16,507,779	$1,178,504	$3,511,421	$12,073,569	$13,297,796	$5,428,907
Sales	$18,536,778	$4,352,706	$5,151,762	$7,796,390	$17,894,823	$5,410,977

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/19:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	284,606	85,040	367,685	579,400	477,288	184,663
Shares issued from reinvestments	113,919	27,715	67,797	58,935	126,865	47,321
Shares redeemed	(873,318)	(431,958)	(606,431)	(490,734)	(1,038,270)	(325,436)
Net increase (decrease)	(474,793)	(319,203)	(170,949)	147,601	(434,117)	(93,452)

Class I
Shares sold	248,166	35,277	80,917	221,889	392,106	116,708
Shares issued from reinvestments	3,633	1,330	1,080	4,536	8,886	3,113
Shares redeemed	(20,557)	(14,584)	(787)	(24,528)	(261,451)	(4,539)
Net increase (decrease)	231,242	22,023	81,210	201,897	139,541	115,282

Period/Year Ended 7/31/18:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	507,788	107,088	163,569	201,015	280,416	186,198
Shares issued from reinvestments	112,907	32,389	75,378	55,266	74,574	25,314
Shares redeemed	(985,634)	(292,662)	(623,299)	(686,011)	(814,865)	(230,542)
Net increase (decrease)	(364,939)	(153,185)	(384,352)	(429,730)	(459,875)	(19,030)

Class I
Shares sold	271,590	44,479	27,880	89,610	296,915	29,765
Shares issued from reinvestments	740	489	47	638	4,953	1,041
Shares redeemed	(3,980)	(14,441)	(7,852)	(4,094)	(42,423)	(2,719)
Net increase (decrease)	268,350	30,527	20,075	86,154	259,445	28,087

Year Ended 12/31/17:	Tax-Free	Tax-Free
Class A	Fund for MT^	Fund for ND^
Shares sold	695,195	292,668
Shares issued from reinvestments	116,868	46,603
Shares redeemed	(1,597,587)	(534,065)
Net increase (decrease)	(785,524)	(194,794)

Class I
Shares sold	494,381	29,066
Shares issued from reinvestments	4,433	976
Shares redeemed	(66,028)	(4,661)
Net increase (decrease)	432,786	25,381

NOTE 6: Income Tax Information

At July 31, 2019, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$53,994,091	$14,192,305	$41,645,231	$44,540,384	$63,297,119	$22,837,116
Unrealized appreciation	$3,001,135	$625,416	$2,221,319	$2,442,130	$3,541,587	$1,181,474
Unrealized depreciation	(8,238)	(258)	0	0	(25,319)	0
Net unrealized appreciation*	$2,992,897	$625,158	$2,221,319	$2,442,130	$3,516,268	$1,181,474

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/19:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,591,771	$381,315	$1,019,024	$1,062,999	$1,756,127	$626,153

Period ended 7/31/18:
Tax-exempt income	$1,627,002	$424,791	$1,117,311	$1,030,794	$1,050,299	$351,743

Year ended 12/31/17:
Tax-exempt income					$1,838,548	$650,293

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$28,034	$5,737	$27,035	$26,686	$33,269	$9,112
Accumulated capital and other losses	(616,781)	(400,391)	(716,069)	(441,630)	(3,058,210)	(828,475)
Unrealized appreciation/(depreciation)*	2,992,897	625,158	2,221,319	2,442,130	3,516,268	1,181,474
Total accumulated earnings/(deficit)	$2,404,150	$230,504	$1,532,285	$2,027,186	$491,327	$362,111

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The Funds’ capital loss carryforward amounts as of July 31, 2019 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$529,076	$351,042	$684,350	$166,179	$1,938,429	$588,767
Non-expiring L-T losses	87,705	49,349	31,719	275,451	1,119,781	239,708
Total	$616,781	$400,391	$716,069	$441,630	$3,058,210	$828,475

For the year ended July 31, 2019, ME Muni Fund, NE Muni Fund, and Tax-Free Fund for ND utilized capital loss carryforwards of $2,783, $10,673, and $10,580, respectively.

Reclassifications for the year ended July 31, 2019, due to changes in market discount:

Tax-Free
Fund for MT
Distributable earnings	$134
Capital	$(134)

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2020 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2020, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There are no recoupment provisions in place for waived/reimbursed fees. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/19
	Advisory Fees	Waived
KS Muni Fund	$289,243	$114,940
ME Muni Fund	$79,093	$67,351
NE Muni Fund	$218,512	$99,152
OK Muni Fund	$214,346	$95,678
Tax-Free Fund for MT	$341,139	$129,386
Tax-Free Fund for ND	$118,543	$81,483

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/19
	Sales Charges	CDSC	Distribution Fees
KS Muni Fund - A	$44,434	$2,285	$134,444
ME Muni Fund - A	$11,478	$12,310	$38,136
NE Muni Fund - A	$42,175	$0	$107,841
OK Muni Fund - A	$80,307	$0	$101,284
Tax-Free Fund for MT - A	$68,563	$0	$149,999
Tax-Free Fund for ND - A	$26,894	$0	$55,966

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/19.		Payable 7/31/19
	Transfer	Admin.	Transfer
	Agency Fees	Service Fees	Agency Fees
KS Muni Fund	$80,101	$116,988	$924
ME Muni Fund	$26,341	$58,146	$309
NE Muni Fund	$62,052	$97,183	$924
OK Muni Fund	$60,150	$96,017	$800
Tax-Free Fund for MT	$92,723	$131,518	$1,338
Tax-Free Fund for ND	$37,045	$69,192	$453

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

NOTE 10. Recent Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards ("ASU") Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management does not believe that adoption of ASU 2017-08 will materially impact the Funds' financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of July 31, 2019.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds' adoption of these amendments, effective with the financial statements prepared as of July 31, 2019 had no effect on the Funds' net assets or results of operations.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	7/31/17	7/29/16	7/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.53	$10.78	$11.13	$10.87	$10.85

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.28	$0.30	$0.31	$0.31
Net realized and unrealized gain (loss) on investments (1)	0.30	(0.25)	(0.35)	0.26	0.02
Total from investment operations	$0.59	$0.03	$(0.05)	$0.57	$0.33

Distributions from net investment income	$(0.29)	$(0.28)	$(0.30)	$(0.31)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$10.83	$10.53	$10.78	$11.13	$10.87

Total Return (excludes any applicable sales charge)	5.69%	0.32%	(0.42%)	5.30%	3.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$52,936	$56,489	$61,775	$60,489	$58,578
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.18%	1.16%	1.15%	1.18%	1.16%
Ratio of net investment income to average net assets (2)	2.74%	2.67%	2.76%	2.81%	2.80%
Portfolio turnover rate	28.75%	21.27%	6.85%	12.10%	10.87%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2) This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

		Period
	Year	From
	Ended	11/1/17* to
	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss)	$0.32	$0.23
Net realized and unrealized gain (loss) on investments (1)	0.29	(0.20)
Total from investment operations	$0.61	$0.03

Distributions from net investment income	$(0.32)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$10.83	$10.54

Total Return (excludes any applicable sales charge) #	5.86%	0.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$5,413	$2,828
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.93%	0.92%
Ratio of net investment income to average net assets ^ (2)	2.99%	2.99%
Portfolio turnover rate #	28.75%	21.27%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	7/31/17	7/29/16	7/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64	$10.88	$11.31	$10.99	$11.00

Income (loss) from investment operations:
Net investment income (loss)	$0.26	$0.24	$0.25	$0.27	$0.27
Net realized and unrealized gain (loss) on investments (1)	0.21	(0.24)	(0.43)	0.33	(0.01)
Total from investment operations	$0.47	$0.00	$(0.18)	$0.60	$0.26

Less Distributions:
Distributions from net investment income	$(0.26)	$(0.24)	$(0.25)	$(0.27)	$(0.27)
Distributions from net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions	$(0.26)	$(0.24)	$(0.25)	$(0.28)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.85	$10.64	$10.88	$11.31	$10.99

Total Return (excludes any applicable sales charge)	4.45%	0.04%	(1.55%)	5.44%	2.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$14,622	$17,742	$19,811	$20,213	$17,475
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.41%	1.33%	1.25%	1.29%	1.28%
Ratio of net investment income to average net assets (2)	2.40%	2.28%	2.31%	2.39%	2.45%
Portfolio turnover rate	7.56%	10.91%	21.81%	1.88%	16.18%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2) This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

		Period
	Year	From
	Ended	11/1/17* to
	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss)	$0.28	$0.20
Net realized and unrealized gain (loss) on investments (1)	0.20	(0.19)
Total from investment operations	$0.48	$0.01

Distributions from net investment income	$(0.28)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.85	$10.65

Total Return (excludes any applicable sales charge) #	4.61%	0.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$570	$325
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.16%	1.11%
Ratio of net investment income to average net assets ^ (2)	2.65%	2.53%
Portfolio turnover rate #	7.56%	10.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	7/31/17	7/29/16	7/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25	$10.46	$10.82	$10.48	$10.40

Income (loss) from investment operations:
Net investment income (loss)	$0.24	$0.24	$0.25	$0.27	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.33	(0.21)	(0.36)	0.34	0.08
Total from investment operations	$0.57	$0.03	$(0.11)	$0.61	$0.37

Distributions from net investment income	$(0.24)	$(0.24)	$(0.25)	$(0.27)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.58	$10.25	$10.46	$10.82	$10.48

Total Return (excludes any applicable sales charge)	5.65%	0.34%	(1.01%)	5.94%	3.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,793	$45,182	$50,095	$46,217	$41,189
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.21%	1.21%	1.18%	1.20%	1.19%
Ratio of net investment income to average net assets (2)	2.33%	2.36%	2.35%	2.58%	2.72%
Portfolio turnover rate	8.20%	8.99%	22.92%	7.47%	11.76%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2) This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

		Period
	Year	From
	Ended	11/1/17* to
	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss)	$0.27	$0.20
Net realized and unrealized gain (loss) on investments (1)	0.32	(0.17)
Total from investment operations	$0.59	$0.03

Distributions from net investment income	$(0.27)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.57	$10.25

Total Return (excludes any applicable sales charge) #	5.81%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,071	$206
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.96%	0.97%
Ratio of net investment income to average net assets ^ (2)	2.58%	2.63%
Portfolio turnover rate #	8.20%	8.99%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	7/31/17	7/29/16	7/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$11.47	$11.74	$12.10	$11.64	$11.60

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.27	$0.27	$0.28	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.39	(0.27)	(0.36)	0.46	0.04
Total from investment operations	0.68	0.00	$(0.09)	$0.74	$0.33

Distributions from net investment income	$(0.29)	$(0.27)	$(0.27)	$(0.28)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$11.86	$11.47	$11.74	$12.10	$11.64

Total Return (excludes any applicable sales charge)	5.98%	(0.04%)	(0.71%)	6.47%	2.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,534	$41,362	$47,374	$46,718	$42,427
Ratio of expenses to average net assets after waivers (2)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.20%	1.19%	1.16%	1.19%	1.18%
Ratio of net investment income to average net assets (2)	2.46%	2.28%	2.30%	2.40%	2.44%
Portfolio turnover rate	18.37%	13.03%	5.30%	10.58%	14.53%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2) This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

		Period
	Year	From
	Ended	11/1/17* to
	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss)	$0.31	$0.22
Net realized and unrealized gain (loss) on investments (1)	0.39	(0.21)
Total from investment operations	$0.70	$0.01

Distributions from net investment income	$(0.31)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$11.87	$11.48

Total Return (excludes any applicable sales charge) #	6.24%	0.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,420	$989
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.95%	0.96%
Ratio of net investment income to average net assets ^ (2)	2.71%	2.62%
Portfolio turnover rate #	18.37%	13.03%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

		Seven
	Year	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$9.86	$10.08	$9.95	$10.26	$10.23	$9.83

Income (loss) from investment operations:
Net investment income (loss)	$0.25	$0.14	$0.24	$0.27	$0.29	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.32	(0.22)	0.13	(0.31)	0.03	0.40
Total from investment operations	$0.57	$(0.08)	$0.37	$(0.04)	$0.32	$0.69

Less Distributions:
Dividends from net investment income	$(0.25)	$(0.14)	$(0.24)	$(0.27)	$(0.29)	$(0.29)
Total distributions	$(0.25)	$(0.14)	$(0.24)	$(0.27)	$(0.29)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.18	$9.86	$10.08	$9.95	$10.26	$10.23

Total Return (excludes any applicable sales charge) #	5.90%	(0.74%)	3.77%	(0.43%)	3.21%	7.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$60,520	$62,913	$68,990	$75,870	$69,811	$68,064
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.17%	1.17%	1.15%	1.16%	1.15%	1.14%
Ratio of net investment income to average net assets ^ (2)	2.54%	2.52%	2.42%	2.63%	2.87%	2.86%
Portfolio turnover rate #	19.78%	16.63%	20.44%	16.58%	11.91%	13.20%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$9.86	$10.08	$9.95	$10.41

Income (loss) from investment operations:
Net investment income (loss)	$0.28	$0.16	$0.27	$0.12
Net realized and unrealized gain (loss) on investments (1)	0.32	(0.22)	0.13	(0.46)
Total from investment operations	$0.60	$(0.06)	$0.40	$(0.34)

Less Distributions:
Dividends from net investment income	$(0.28)	$(0.16)	$(0.27)	$(0.12)
Total distributions	$(0.28)	$(0.16)	$(0.27)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.18	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge) #	6.16%	(0.59%)	4.03%	(3.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$9,305	$7,639	$5,196	$821
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.92%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets ^ (2)	2.80%	2.77%	2.65%	2.74%
Portfolio turnover rate #	19.78%	16.63%	20.44%	16.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

		Seven
	Year	Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$10.07	$10.26	$10.20	$10.47	$10.39	$9.94

Income (loss) from investment operations:
Net investment income (loss)	$0.27	$0.15	$0.26	$0.27	$0.27	$0.28
Net realized and unrealized gain (loss) on investments (1)	0.24	(0.19)	0.06	(0.27)	0.08	0.45
Total from investment operations	$0.51	$(0.04)	$0.32	$0.00	$0.35	$0.73

Less Distributions:
Dividends from net investment income	$(0.27)	$(0.15)	$(0.26)	$(0.27)	$(0.27)	$(0.28)
Total distributions	$(0.27)	$(0.15)	$(0.26)	$(0.27)	$(0.27)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$10.31	$10.07	$10.26	$10.20	$10.47	$10.39

Total Return (excludes any applicable sales charge) #	5.10%	(0.40%)	3.12%	(0.08%)	3.43%	7.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,508	$22,910	$23,548	$25,385	$26,045	$25,449
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.32%	1.31%	1.30%	1.27%	1.24%	1.23%
Ratio of net investment income to average net assets ^ (2)	2.63%	2.54%	2.51%	2.53%	2.62%	2.75%
Portfolio turnover rate #	23.16%	7.57%	11.14%	13.28%	19.05%	18.46%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

		Seven		Period
	Year	Months	Year	From
	Ended	Ended	Ended	8/1/16* to
	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.07	$10.26	$10.20	$10.65

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.16	$0.28	$0.12
Net realized and unrealized gain (loss) on investments (1)	0.25	(0.19)	0.06	(0.45)
Total from investment operations	$0.54	$(0.03)	$0.34	$(0.33)

Less Distributions:
Dividends from net investment income	$(0.29)	$(0.16)	$(0.28)	$(0.12)
Total distributions	$(0.29)	$(0.16)	$(0.28)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.32	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge) #	5.47%	(0.25%)	3.38%	(3.11%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,132	$920	$649	$386
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.09%	1.06%	1.04%	1.05%
Ratio of net investment income to average net assets ^ (2)	2.88%	2.78%	2.75%	2.82%
Portfolio turnover rate #	23.16%	7.57%	11.14%	13.28%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Viking Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Viking Mutual Funds comprising Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (the “Funds”) as of July 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended for Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund and Oklahoma Municipal Fund, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended July 31, 2019, the seven months ended July 31, 2018, and the year ended December 31, 2017, including the related notes, and the financial highlights for each of the six periods in the period then ended for Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Chicago, Illinois

September 30, 2019

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/31/19	7/31/19	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$1,000.40	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.41	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$1,000.30	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.30	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$1,000.38	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.38	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$1,000.44	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.45	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$1,000.40	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.41	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$1,000.35	$4.86	0.98%
Actual - Class I	$1,000.00	$1,000.37	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 181 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees (“Board”) of the Funds consists of four Trustees (the “Trustees”). These same individuals, unless otherwise noted, also serve as trustees for the five series of The Integrity. Three Trustees are not “interested persons” (75% of the total) as defined under the 1940 Act (the “Independent Trustees”). The remaining Trustee is “interested” (the “Interested Trustees”) by virtue of his affiliation with Viking Fund Management, LLC and its affiliates.”

For the purposes of this section, the “Fund Complex” consists of the five series of The Integrity Funds and the six series of Viking Mutual Funds.

Each Trustee serves a Fund until its termination; or until the Trustee’s retirement, resignation, or death; or otherwise as specified in the Funds’ organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Wade A. Dokken Birth date: March 3, 1960 Began serving: February 2016 Funds overseen: 11 funds

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present), Trustee: Integrity Managed Portfolios (2016 to 2018), The Integrity Funds (2016 to present), and Viking Mutual Funds (2016 to present)

Other Directorships Held: Not Applicable

R. James Maxson Birth date: December 12, 1947 Began serving: August 2009 Funds overseen: 11 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to present); Trustee: Integrity Managed Portfolios (1999 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Peoples State Bank of Velva, Minot Community Land Trust

Jerry M. Stai Birth date: March 31, 1952 Began serving: August 2009 Funds overseen: 11 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to 2014); Trustee: Integrity Managed Portfolios (2006 to 2018), The Integrity Funds (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: August 2009 Funds overseen: 11 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Trustee and Chairman: Integrity Managed Portfolios (1996 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

(1) Trustee who is an “interested person” of the Funds as defined in the 1940 Act. Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, Integrity Fund Services, and Integrity Fund Distributors.

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 1999

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present) and Senior Portfolio Manager (1999 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds (2009 to present), and Viking Mutual Funds (1999 to present)

Other Directorships Held: Not Applicable

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: August 2009

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President: Integrity Managed Portfolios (1996 to 2018); The Integrity Funds (2003 to present); and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: August 2009

Principal occupation(s): Fund Accounting Manager (2008 to present) and Chief Operating Officer (2013 to present): Integrity Fund Services, LLC; Treasurer: Integrity Managed Portfolios (2008 to 2018), The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: August 2009 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Managed Portfolios (2005 to 2018), The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 11/2017

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•         Social Security number, name, address

•         Account balance, transaction history, account transactions

•         Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do
How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

•         train employees on privacy, information security and protection of client information.

•         limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?

We collect your personal information, for example, when you:

•         open an account or seek financial or tax advice

•         provide account information or give us your contact information

•         make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•         sharing for affiliates’ everyday business purposes-information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies

•         The Integrity Funds

•         Viking Mutual Funds

•         Corridor Investors, LLC

•         Viking Fund Management, LLC

•         Integrity Funds Distributor, LLC

•         Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Integrity Viking Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Integrity Viking Funds doesn’t jointly market.

Integrity Viking Funds includes:

•         The Integrity Funds

•         Viking Mutual Funds

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity Growth & Income Fund

Williston Basin/Mid-North America Stock Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. (“Cohen”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $44,954 for the year ended July 31, 2019, $42,194 for the period ended July 31, 2018, and $18,300 for the year ended December 31, 2017.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2019, $0 for the period ended July 31, 2018, and $0 for the year ended December 31, 2017.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,000 for the year ended July 31, 2019, $15,000 for the period ended July 31, 2018, and $5,000 for the year ended December 31, 2017. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The registrant’s auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 3, 2019

By: /s/ Adam Forthun
Adam Forthun
Treasurer

Date: October 3, 2019